Subsequent Events (Details Narrative) (10-K) - USD ($)						1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 28, 2019	Jun. 05, 2019	May 03, 2019	May 02, 2019	Apr. 30, 2019	May 31, 2019	Mar. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2017	Mar. 29, 2019
Debt instrument increase percentage									9.00%
Convertible Promissory Notes		$ 300,000								$ 1,575,000	$ 1,410,000
Conversion of stock, shares issued price per share		$ 2.50
Stock issued during period, value							$ 9,263,424	$ 2,465,540	$ 10,903,930	$ 6,038,900
Number of warrants outstanding									8,143,115		365,523
Stock issued during period, value, issued for services								$ 272,000	$ 22,350
Stock issued during period, shares, employee benefit plan									702,500
Subsequent Event [Member]
Common stock issued	898,550
Stock issued during period, value	$ 1,797,100
Number of warrants outstanding	449,275
Warrant exercise price	$ 2.40
Accrued commissions	$ 215,652
Warrants payable	$ 107,826
Stock issued during period, shares, issued for services	63,492
Stock issued during period, value, issued for services	$ 209,346
Stock issued during period, shares, employee benefit plan	45,000
Subsequent Event [Member] | FSW Funding [Member]
Credit facility, maximum		$ 5,000,000
Credit facility, percentage		85.00%
Credit facility, commitment fee percentage		4.50%
Credit facility, prime rate		3.00%
Convertible Promissory Notes		$ 300,000
Accrued interest		$ 18,228
Conversion of stock, shares issued		127,291
Conversion of stock, shares issued price per share		$ 2.50
Accrued conversion charge		$ 9,000
Accrued conversion fee percentage on principal converted		3.00%
Subsequent Event [Member] | AZ Virtual CFO, LLC [Member]
Sale of assets, purchase price				$ 50,000
Subsequent Event [Member] | Promissory Note [Member]
Debt instrument, maturity date			Aug. 03, 2019		Apr. 01, 2020
Debt interest rate			2.56%		4.60%
Debt instrument increase percentage					9.00%
Repayment of debt						$ 1,500,000
Promissory note			$ 375,000